Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions			12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [line items]
Future earnings forecast period			5 years
Change in discount rate assumption			1.00%
Share of results			€ 92	€ 141	€ 66
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Impairment loss	€ 15	€ 150	€ 165	0
Change in terminal value rate			8.36%
Change in cost of risk rate			0.55%
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Discount rate (cost of equity)	10.54%		9.71%
Terminal growth rate	3.82%		3.05%
Share of results			€ 81	61
TMB Public Company Limited | Ebusco
Disclosure of investments in associates and joint ventures [line items]
Share of results				28
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Share of results			92	141
Impairments			€ 192	€ 3